Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Residential mortgage [Member]	Jun. 30, 2012 Maturity Overnight [Member]	Jun. 30, 2012 Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2012 Fixed Rate Term Borrowing [Member]	Jun. 30, 2012 Convertible Borrowings [Member]
Available-for-sale Securities Pledged as Collateral	$ 5.3	$ 6.7		$ 5.3
Loans Pledged as Collateral			168.9
Line of Credit Facility, Current Borrowing Capacity	135.2
Line of Credit Facility, Amount Outstanding				14.0	7.0
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate							5
Debt, Weighted Average Interest Rate						3.86%	3.64%
Debt Instrument, Maturity Date, Description						12 months	15 months
Loans Receivable, Description of Variable Rate Basis							three-month LIBOR at or above 7.50%
Line of Credit Facility, Maximum Borrowing Capacity	$ 6.0